VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026
($ reported in thousands)

	Par Value	Value
U.S. Government Securities—14.7%
U.S. Treasury Bonds
2.375%, 2/15/42	$720	$525
3.875%, 5/15/43	1,440	1,273
3.000%, 8/15/48	3,115	2,282
1.250%, 5/15/50	5,910	2,812
1.375%, 8/15/50	9,840	4,827
1.875%, 2/15/51	1,335	742
1.875%, 11/15/51	940	517
2.250%, 2/15/52	950	572
2.875%, 5/15/52	985	681
4.000%, 11/15/52	2,800	2,396
3.625%, 2/15/53	1,420	1,136
3.625%, 5/15/53	7,550	6,034
4.125%, 8/15/53	6,110	5,337
4.750%, 11/15/53	1,590	1,538
4.250%, 2/15/54	9,175	8,187
4.625%, 5/15/54	5,930	5,632
4.250%, 8/15/54	4,155	3,710
4.500%, 11/15/54	3,155	2,937
4.625%, 2/15/55	7,090	6,737
U.S. Treasury Notes
4.250%, 1/31/30	980	982
1.500%, 2/15/30	1,265	1,152
3.625%, 12/31/30	2,940	2,871
3.375%, 5/15/33	2,435	2,300
4.500%, 11/15/33	870	879
4.375%, 5/15/34	4,705	4,706
3.875%, 8/15/34	4,260	4,115
4.625%, 2/15/35	7,115	7,228
4.250%, 5/15/35	5,230	5,168
4.125%, 2/15/36	6,560	6,400
Total U.S. Government Securities (Identified Cost $102,337)		93,676

Foreign Government Securities—2.8%
Costa Rica Government
144A 6.550%, 4/3/34(1)	110	117
144A 7.300%, 11/13/54(1)	65	73
Dominican Republic
144A 5.500%, 2/22/29(1)	355	355
144A 4.875%, 9/23/32(1)	715	680
Federative Republic of Brazil
6.000%, 10/20/33	396	399
6.625%, 3/15/35	294	302
Hungary Government International Bond
144A 6.250%, 9/22/32(1)	804	851
144A 5.500%, 3/26/36(1)	215	216
Kingdom of Bahrain
144A 5.625%, 5/18/34(1)	102	93
144A 7.100%, 2/3/38(1)	377	367
Kingdom of Morocco 144A 3.000%, 12/15/32(1)	311	272
Oman Government International Bond 144A 6.250%, 1/25/31(1)	667	701
	Par Value	Value

Foreign Government Securities—continued
Republic of Angola 144A 9.244%, 1/15/31(1)	$238	$247
Republic of Colombia
7.500%, 2/2/34	239	255
7.750%, 11/7/36(2)	235	256
5.625%, 2/26/44	364	314
8.750%, 11/14/53(2)	130	154
Republic of El Salvador
144A 8.625%, 2/28/29(1)	175	184
RegS 7.650%, 6/15/35(3)	276	285
Republic of Ghana RegS 5.000%, 7/3/35(3)(4)	358	332
Republic of Guatemala 144A 6.600%, 6/13/36(1)	225	239
Republic of Indonesia
4.550%, 1/11/28	318	319
5.600%, 1/15/35	116	118
5.100%, 2/10/54(2)	513	469
Republic of Ivory Coast
144A 8.075%, 4/1/36(1)	112	123
144A 8.250%, 1/30/37(1)	160	177
Republic of Kazakhstan 144A 5.500%, 7/1/37(1)	502	514
Republic of Kenya 144A 7.875%, 10/9/33(1)	380	382
Republic of Nigeria
144A 10.375%, 12/9/34(1)	249	296
144A 8.631%, 1/13/36(1)	294	319
Republic of Panama
5.227%, 2/23/34	170	168
5.662%, 2/23/38	115	115
8.000%, 3/1/38	236	278
Republic of Peru 5.375%, 2/8/35	450	455
Republic of Philippines 4.750%, 3/5/35	456	442
Republic of Poland
4.875%, 10/4/33	470	469
5.125%, 9/18/34	164	165
5.375%, 2/12/35	204	208
Republic of Serbia 144A 6.500%, 9/26/33(1)	284	300
Republic of South Africa
5.875%, 6/22/30	559	573
5.650%, 9/27/47	60	51
144A 6.125%, 12/11/37(1)	178	175
Republic of Turkiye
7.250%, 5/29/32	310	319
7.625%, 5/15/34	857	901
6.625%, 2/17/45	135	123
Republica Orient Uruguay 5.100%, 6/18/50	491	460
Romanian Government International Bond
144A 5.875%, 1/30/29(1)	422	426
See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Foreign Government Securities—continued
144A 6.375%, 1/30/34(1)	$125	$127
144A 6.625%, 5/16/36(1)	236	241
Saudi International Bond
144A 4.875%, 7/18/33(1)	552	549
144A 4.500%, 10/26/46(1)	185	154
144A 3.750%, 1/21/55(1)	625	435
United Mexican States
5.850%, 7/2/32	290	293
5.375%, 3/22/33	289	283
3.500%, 2/12/34	187	159
6.000%, 5/7/36	345	344
Uzbekistan International Bond 144A 6.900%, 2/28/32(1)	266	284
Total Foreign Government Securities (Identified Cost $17,554)		17,906

Mortgage-Backed Securities—28.6%
Agency—15.6%
Federal Home Loan Mortgage Corporation
Pool #SB8269 6.000%, 10/1/38	234	240
Pool #SD2026 5.000%, 11/1/52	1,300	1,287
Pool #SD3238 5.500%, 12/1/52	106	107
Pool #SD5594 5.500%, 7/1/53	2,359	2,381
Pool #SD5856 3.500%, 1/1/54	4,594	4,171
Pool #SD6881 2.500%, 2/1/52	5,033	4,221
Pool #SD8289 5.500%, 1/1/53	2,223	2,246
Pool #SD8317 6.000%, 4/1/53	256	263
Pool #SD8343 6.000%, 7/1/53	890	913
Pool #SD8350 6.000%, 8/1/53	498	512
Pool #SD8418 4.500%, 4/1/54	5,003	4,795
Pool #SD8492 5.000%, 1/1/55	6,347	6,250
Pool #SL0019 5.500%, 1/1/55	1,118	1,124
Pool #SL0298 5.000%, 1/1/55	4,458	4,389
Pool #SL0627 6.000%, 10/1/54	2,016	2,062
Pool #SL3344 5.000%, 3/1/55	4,015	3,955
Pool #SL3545 3.000%, 10/1/53	5,638	4,925
Pool #SL4902 4.000%, 11/1/55	3,431	3,208
	Par Value	Value

Agency—continued
Federal National Mortgage Association
Pool #323702 6.000%, 5/1/29	$2	$2
Pool #535371 6.500%, 5/1/30	— (5)	— (5)
Pool #590108 7.000%, 7/1/31	1	1
Pool #880117 5.500%, 4/1/36	12	12
Pool #909092 6.000%, 9/1/37	6	6
Pool #909220 6.000%, 8/1/38	47	49
Pool #938574 5.500%, 9/1/36	22	23
Pool #986067 6.000%, 8/1/38	1	1
Pool #CB0534 3.000%, 5/1/51	4,437	3,877
Pool #CB6857 4.500%, 8/1/53	2,226	2,147
Pool #FA0685 6.000%, 1/1/55	4,501	4,612
Pool #FA1378 4.000%, 3/1/55	5,668	5,316
Pool #FA1728 6.000%, 10/1/53	4,045	4,164
Pool #FA2472 5.000%, 4/1/54	4,855	4,785
Pool #FS4438 5.000%, 11/1/52	114	113
Pool #FS4991 3.000%, 3/1/52	1,295	1,131
Pool #FS6679 6.000%, 12/1/53	1,559	1,601
Pool #FS7751 4.000%, 3/1/53	4,901	4,591
Pool #FS8360 3.500%, 9/1/52	2,153	1,956
Pool #FS8791 6.000%, 8/1/54	2,986	3,055
Pool #MA4785 5.000%, 10/1/52	257	255
Pool #MA4805 4.500%, 11/1/52	633	611
Pool #MA4839 4.000%, 12/1/52	5,024	4,698
Pool #MA4980 6.000%, 4/1/53	1,387	1,424
Pool #MA5072 5.500%, 7/1/53	1,348	1,358
Pool #MA5385 4.000%, 6/1/54	3,039	2,842
Pool #MA5791 5.000%, 8/1/55	3,577	3,518
Government National Mortgage Association 2025-125, JA 5.000%, 11/16/50(6)	920	919
		100,116

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Non-Agency—13.0%
A&D Mortgage Trust
2023-NQM3, A1 144A 6.733%, 7/25/68(1)(6)	$709	$708
2025-NQM2, A1 144A 5.790%, 6/25/70(1)(6)	941	944
2025-NQM4, A1A 144A 5.225%, 10/25/70(1)(6)	1,199	1,192
Ajax Mortgage Loan Trust
2019-D, A1 144A 2.956%, 9/25/65(1)(6)	571	549
2022-B, A1 144A 3.500%, 3/27/62(1)(6)	557	537
ALA Trust 2025-OANA, A (1 month Term SOFR + 1.743%, Cap N/A, Floor 1.743%) 144A 5.369%, 6/15/40(1)(6)	1,605	1,612
Angel Oak Mortgage Trust
2022-5, A1 144A 4.500%, 5/25/67(1)(6)	1,309	1,306
2023-1, A1 144A 4.750%, 9/26/67(1)(6)	1,809	1,804
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(1)(6)	28	28
2019-2, A1 144A 3.347%, 4/25/49(1)(6)	12	12
2020-1, A3 144A 3.328%, 3/25/55(1)	1,410	1,304
2022-1, A1B 144A 4.269%, 12/25/56(1)(6)	270	255
BBCMS Trust 2018-CBM, A (1 month Term SOFR + 1.297%, Cap N/A, Floor 1.250%) 144A 4.923%, 7/15/37(1)(6)	1,324	1,288
Benchmark Mortgage Trust 2023-B38, A2 5.626%, 4/15/56	235	237
BX Commercial Mortgage Trust 2024-XL5, A (1 month Term SOFR + 1.392%, Cap N/A, Floor 1.392%) 144A 5.017%, 3/15/41(1)(6)	755	756
BX Trust
2019-OC11, A 144A 3.202%, 12/9/41(1)	875	826
2019-OC11, D 144A 4.075%, 12/9/41(1)(6)	1,135	1,073
2025-ROIC, C (1 month Term SOFR + 1.543%, Cap N/A, Floor 1.543%) 144A 5.169%, 3/15/30(1)(6)	843	841
CENT 2025-CITY, A 144A 5.091%, 7/10/40(1)(6)	1,315	1,313
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(1)(6)	440	413
Citigroup Mortgage Loan Trust, Inc. 2019-RP1, A1 144A 3.500%, 1/25/66(1)(6)	153	150
COLT Mortgage Loan Trust
2023-4, A1 144A 7.163%, 10/25/68(1)(6)	764	766
2024-5, A1 144A 5.123%, 8/25/69(1)(6)	577	575
COOPR Residential Mortgage Trust 2025-CES2, A1A 144A 5.502%, 6/25/60(1)(6)	610	610
	Par Value	Value

Non-Agency—continued
CoreVest American Finance Trust
2019-3, C 144A 3.265%, 10/15/52(1)	$220	$205
2022-1, A 144A 4.744%, 6/17/55(1)(6)	294	294
Credit Suisse Mortgage Capital Trust 2020-RPL4, A1 144A 2.000%, 1/25/60(1)(6)	758	681
Deephaven Residential Mortgage Trust
2022-1, A1 144A 2.205%, 1/25/67(1)(6)	283	260
2025-INV1, A1 144A 5.087%, 11/25/60(1)(6)	740	734
2026-INV3, A1 144A 5.473%, 6/25/71(1)(6)	1,000	999
EFMT 2025-NQM2, A1 144A 5.596%, 6/25/70(1)(6)	769	770
Ellington Financial Mortgage Trust 2019-2, A3 144A 3.046%, 11/25/59(1)(6)	10	10
ELM Trust 2024-ELM, A10 144A 5.994%, 6/10/39(1)(6)	897	898
Fashion Show Mall LLC 2024-SHOW, A 144A 5.274%, 10/10/41(1)(6)	2,010	2,015
FirstKey Homes Trust 2021-SFR1, D 144A 2.189%, 8/17/38(1)	225	224
Flagstar Mortgage Trust 2017-1, 1A3 144A 3.500%, 3/25/47(1)(6)	30	28
Fontainebleau Miami Beach Mortgage Trust 2024-FBLU, A (1 month Term SOFR + 1.450%, Cap N/A, Floor 1.450%) 144A 5.075%, 12/15/39(1)(6)	660	661
GCAT Trust 2020-NQM1, A1 144A 3.247%, 1/25/60(1)(6)	175	174
Houston Galleria Mall Trust 2025-HGLR, A 144A 5.644%, 2/5/45(1)(6)	1,480	1,513
Hudson Yards Mortgage Trust 2026-10HY, A 144A 5.086%, 12/10/39(1)(6)	1,475	1,481
Imperial Fund Mortgage Trust 2022-NQM3, A1 144A 5.380%, 5/25/67(1)(6)	1,231	1,227
IRV Trust 2025-200P, B 144A 5.621%, 3/14/47(1)(6)	1,180	1,178
JP Morgan Seasoned Mortgage Trust Series 2024-1, A4 144A 4.358%, 1/25/63(1)(6)	622	604
JPMorgan Chase Commercial Mortgage Securities Trust 2024-OMNI, A 144A 5.990%, 10/5/39(1)(6)	1,115	1,122
JPMorgan Chase Mortgage Trust
2017-3, 2A2 144A 2.500%, 8/25/47(1)(6)	312	270
2017-4, A13 144A 3.500%, 11/25/48(1)(6)	1,686	1,527
2017-5, A1 144A 4.726%, 10/26/48(1)(6)	4	4
2021-INV2, A4 144A 2.500%, 12/25/51(1)(6)	2,427	2,165
2024-NQM1, A3 144A 5.947%, 2/25/64(1)(6)	355	355
2025-CES1, A1 144A 5.666%, 5/25/55(1)(6)	507	508
2025-NQM2, A1 144A 5.567%, 9/25/65(1)(6)	756	756
See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2026-ACES1, A1 144A 4.894%, 4/25/66(1)(6)	$1,477	$1,459
LHOME Mortgage Trust 2024-RTL4, A1 144A 5.921%, 7/25/39(1)(6)	450	451
MetLife Securitization Trust 2017-1A, M1 144A 3.335%, 4/25/55(1)(6)	305	274
MFA Trust
2022-NQM2, A1 144A 5.000%, 5/25/67(1)(6)	2,005	1,959
2024-NQM2, A1 144A 5.272%, 8/25/69(1)(6)	1,077	1,074
Mill City Mortgage Loan Trust
2019-1, M2 144A 3.500%, 10/25/69(1)(6)	155	143
2019-GS2, A1 144A 2.750%, 8/25/59(1)(6)	873	851
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(1)	800	816
MSSG Trust 2017-237P, A 144A 3.397%, 9/13/39(1)	1,427	1,370
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(1)(6)	32	31
2015-2A, A1 144A 3.750%, 8/25/55(1)(6)	596	575
2016-4A, A1 144A 3.750%, 11/25/56(1)(6)	829	782
2017-2A, A3 144A 4.000%, 3/25/57(1)(6)	530	510
2018-2A, A1 144A 4.500%, 2/25/58(1)(6)	61	59
2021-NQ2R, A1 144A 0.941%, 10/25/58(1)(6)	419	403
2022-NQM2, A1 144A 3.850%, 3/27/62(1)(6)	1,301	1,221
2024-NQM3, A1 144A 5.466%, 11/25/64(1)(6)	301	302
2026-NQM3, A1 144A 4.833%, 2/25/66(1)(6)	831	821
2018-1A, A1A 144A 4.000%, 12/25/57(1)(6)	277	269
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(1)(6)	108	95
NY Commercial Mortgage Trust 2025-299P, A 144A 5.853%, 2/10/47(1)(6)	1,160	1,200
NYMT Loan Trust 2024-CP1, A1 144A 3.750%, 2/25/68(1)(6)	1,348	1,247
OBX Trust
2023-NQM10, A1 144A 6.465%, 10/25/63(1)(6)	319	320
2023-NQM5, A1A 144A 6.567%, 6/25/63(1)(6)	513	511
2024-HYB1, A1 144A 3.671%, 3/25/53(1)(6)	482	484
2024-HYB2, A1 144A 3.699%, 4/25/53(1)(6)	581	583
2024-NQM3, A1 144A 6.129%, 12/25/63(1)(6)	744	746
2025-NQM6, A1 144A 5.603%, 3/25/65(1)(6)	678	680
	Par Value	Value

Non-Agency—continued
PMT Loan Trust
2024-INV1, A2 144A 6.000%, 10/25/59(1)(6)	$610	$620
2024-INV2, A1 144A 6.000%, 12/25/59(1)(6)	339	345
2025-INV3, A3 144A 5.500%, 3/25/56(1)(6)	1,212	1,212
2025-INV7, A7 144A 6.000%, 6/25/56(1)(6)	910	913
PRET Trust 2024-RPL1, A1 144A 3.900%, 10/25/63(1)(6)	366	348
PRKCM Trust 2026-AFC3, A1 144A 5.384%, 5/1/61(1)(6)	1,488	1,483
RCKT Mortgage Trust
2020-1, A1 144A 3.000%, 2/25/50(1)(6)	88	77
2023-CES1, A1A 144A 6.515%, 6/25/43(1)(6)	234	233
2023-CES2, A1A 144A 6.808%, 9/25/43(1)(6)	406	406
2023-CES3, A1A 144A 7.113%, 11/25/43(1)(6)	438	440
2024-CES1, A1A 144A 6.025%, 2/25/44(1)(6)	235	235
2025-CES5, A1A 144A 5.687%, 5/25/55(1)(6)	750	753
RFR Trust 2025-SGRM, A 144A 5.562%, 3/11/41(1)(6)	1,140	1,146
RIDE 2025-SHRE, B 144A 6.020%, 2/14/47(1)(6)	900	906
ROCK Trust
2024-CNTR, A 144A 5.388%, 11/13/41(1)	830	839
2024-CNTR, C 144A 6.471%, 11/13/41(1)	900	921
Sequoia Mortgage Trust 2013-8, B1 3.477%, 6/25/43(6)	12	12
Starwood Mortgage Residential Trust 2021-5, A2 144A 2.178%, 9/25/66(1)(6)	1,206	1,039
THPT Mortgage Trust 2023-THL, A 144A 7.227%, 12/10/34(1)(6)	459	460
Towd Point Mortgage Trust
2015-6, B2 144A 3.765%, 4/25/55(1)(6)	635	595
2016-4, B1 144A 3.909%, 7/25/56(1)(6)	310	301
2017-1, M1 144A 3.750%, 10/25/56(1)(6)	293	289
2017-4, A2 144A 3.000%, 6/25/57(1)(6)	1,570	1,493
2018-2, A2 144A 3.500%, 3/25/58(1)(6)	670	653
2018-6, A2 144A 3.750%, 3/25/58(1)(6)	600	552
2019-1, A1 144A 3.750%, 3/25/58(1)(6)	72	69
2019-2, A2 144A 3.750%, 12/25/58(1)(6)	1,720	1,559
2019-4, A2 144A 3.250%, 10/25/59(1)(6)	770	699
See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2019-HY2, M1 (1 month Term SOFR + 1.714%, Cap N/A, Floor 1.600%) 144A 5.363%, 5/25/58(1)(6)	$100	$100
2020-MH1, A2 144A 2.500%, 2/25/60(1)(6)	405	393
2021-1, A2 144A 2.750%, 11/25/61(1)(6)	355	309
2023-1, A1 144A 3.750%, 1/25/63(1)	1,100	1,046
2024-1, A1 144A 4.927%, 3/25/64(1)(6)	607	616
Tricon American Homes Trust 2020-SFR2, D 144A 2.281%, 11/17/39(1)	310	296
Verus Securitization Trust 2023-8, A1 144A 6.259%, 12/25/68(1)(6)	737	738
Visio Trust
2020-1R, A2 144A 1.567%, 11/25/55(1)	17	16
2021-1R, A1 144A 1.280%, 5/25/56(1)	117	110
2022-1, A2 144A 5.850%, 8/25/57(1)(6)	288	287
WSTN Trust 2023-MAUI, C 144A 7.958%, 7/5/37(1)(6)	1,350	1,362
		82,869

Total Mortgage-Backed Securities (Identified Cost $184,221)		182,985

Asset-Backed Securities—9.6%
Automobiles—3.0%
American Credit Acceptance Receivables Trust
2024-1, C 144A 5.630%, 1/14/30(1)	102	102
2024-4, C 144A 4.910%, 8/12/31(1)	1,050	1,051
2025-1, C 144A 5.090%, 8/12/31(1)	1,320	1,324
Arivo Acceptance Auto Loan Receivables Trust 2024-1A, B 144A 6.870%, 6/17/30(1)	704	711
Avis Budget Rental Car Funding LLC (AESOP) 2023-3A, A 144A 5.440%, 2/22/28(1)	402	404
Bridgecrest Lending Auto Securitization Trust 2025-1, C 5.150%, 12/17/29	935	939
Carvana Auto Receivables Trust 2021-N3, D 1.580%, 6/12/28	19	18
Consumer Portfolio Services Auto Trust 2025-A, C 144A 5.250%, 4/15/31(1)	1,220	1,226
CPS Auto Receivables Trust
2023-D, C 144A 7.170%, 1/15/30(1)	242	243
2024-A, C 144A 5.740%, 4/15/30(1)	363	364
Credit Acceptance Auto Loan Trust 2024-1A, A 144A 5.680%, 3/15/34(1)	329	330
	Par Value	Value

Automobiles—continued
DT Auto Owner Trust 2023-3A, C 144A 6.400%, 5/15/29(1)	$118	$118
Exeter Automobile Receivables Trust
2024-5A, B 4.480%, 4/16/29	645	645
2025-4A, B 4.400%, 5/15/30	1,340	1,338
2026-2A, C 4.910%, 8/16/32	1,560	1,553
2026-3A, D 5.440%, 10/15/32	1,500	1,502
FHF Issuer Trust 2026-1A, A2 144A 5.410%, 9/16/30(1)	1,585	1,590
FHF Trust 2023-1A, A2 144A 6.570%, 6/15/28(1)	9	9
GLS Auto Select Receivables Trust
2023-1A, B 144A 6.090%, 3/15/29(1)	385	389
2023-2A, A3 144A 6.380%, 2/15/29(1)	299	301
LAD Auto Receivables Trust
2023-2A, D 144A 6.300%, 2/15/31(1)	265	267
2023-4A, C 144A 6.760%, 3/15/29(1)	466	473
Lendbuzz Securitization Trust 2024-2A, A2 144A 5.990%, 5/15/29(1)	1,034	1,039
Prestige Auto Receivables Trust 2025-1A, C 144A 5.520%, 2/15/30(1)	1,179	1,181
SBNA Auto Receivables Trust 2024-A, C 144A 5.590%, 1/15/30(1)	452	456
Veridian Auto Receivables Trust 2023-1A, A4 144A 5.590%, 12/15/28(1)	305	306
Westlake Automobile Receivables Trust
2024-1A, B 144A 5.550%, 11/15/27(1)	132	132
2024-2A, B 144A 5.620%, 3/15/30(1)	870	873
		18,884

Consumer Loans—0.0%
Oportun Issuance Trust 2021-C, A 144A 2.180%, 10/8/31(1)	50	50
Equipment—0.0%
Post Road Equipment Finance LLC 2024-1A, A2 144A 5.590%, 11/15/29(1)	34	34
Other—6.6%
ALLO Issuer LLC 2025-1A, A2 144A 5.528%, 4/20/55(1)	1,200	1,204
Amur Equipment Finance Receivables XV LLC 2025-1A, D 144A 5.680%, 8/20/32(1)	1,340	1,348
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(1)	1,044	1,052
Aqua Finance Issuer Trust 2025-A, A 144A 5.250%, 12/19/50(1)	785	786
Aqua Finance Trust
2019-A, A 144A 3.140%, 7/16/40(1)	21	21
See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Other—continued
2019-A, C 144A 4.010%, 7/16/40(1)	$91	$89
2020-AA, B 144A 2.790%, 7/17/46(1)	160	152
2024-A, B 144A 5.060%, 4/18/50(1)	1,025	1,014
Auxilior Term Funding LLC 2023-1A, C 144A 6.500%, 11/15/30(1)	485	493
Bojangles Issuer LLC 2024-1A, A2 144A 6.584%, 11/20/54(1)	1,042	1,049
BXG Receivables Note Trust 2023-A, A 144A 5.770%, 11/15/38(1)	114	115
CCG Receivables Trust
2024-1, B 144A 5.080%, 3/15/32(1)	860	867
2025-1, C 144A 4.890%, 10/14/32(1)	1,195	1,193
Commercial Equipment Finance LLC
2024-1A, A 144A 5.970%, 7/16/29(1)	198	198
2025-1A, A 144A 4.830%, 5/15/31(1)	975	974
DataBank Issuer 2026-1A, A2 144A 5.811%, 2/25/56(1)	1,250	1,248
Dext ABS LLC
2023-1, A2 144A 5.990%, 3/15/32(1)	9	9
2023-2, B 144A 6.410%, 5/15/34(1)	434	436
Foundation Finance Trust
2021-1A, A 144A 1.270%, 5/15/41(1)	46	44
2023-2A, A 144A 6.530%, 6/15/49(1)	182	186
2024-2A, A 144A 4.600%, 3/15/50(1)	512	507
Hardee’s Funding LLC 2024-1A, A2 144A 7.253%, 3/20/54(1)	1,554	1,586
HINNT LLC 2025-A, B 144A 5.450%, 3/15/44(1)	618	622
Jersey Mike’s Funding LLC
2024-1A, A2 144A 5.636%, 2/15/55(1)	1,086	1,096
2026-1A, A2I 144A 4.952%, 2/15/56(1)	599	590
Lendmark Funding Trust 2025-3A, A 144A 4.510%, 5/21/35(1)	1,175	1,156
Libra Solutions LLC 2024-1A, A 144A 5.880%, 9/30/38(1)	965	955
MetroNet Infrastructure Issuer LLC 2025-2A, A2 144A 5.400%, 8/20/55(1)	1,065	1,068
Momnt Technologies Trust 2023-1A, A 144A 6.920%, 3/20/45(1)	22	22
MVW LLC 2020-1A, A 144A 1.740%, 10/20/37(1)	65	65
Navient Private Education Refi Loan Trust 2021-EA, A 144A 0.970%, 12/16/69(1)	109	97
NMEF Funding LLC
2023-A, B 144A 6.830%, 6/17/30(1)	1,000	1,008
	Par Value	Value

Other—continued
2024-A, A2 144A 5.150%, 12/15/31(1)	$291	$292
Octane Receivables Trust 2023-3A, B 144A 6.480%, 7/20/29(1)	457	459
OWN Equipment Fund I LLC 2024-2M, A 144A 5.700%, 12/20/32(1)	807	808
PEAC Solutions Receivables LLC 2024-1A, B 144A 5.790%, 11/20/30(1)	740	751
PowerPay Issuance Trust 2024-1A, A 144A 6.530%, 2/18/39(1)	263	266
Progress Residential Trust 2021-SFR6, D 144A 2.225%, 7/17/38(1)	205	205
RCO X Mortgage LLC 2026-1, A1 144A 5.536%, 3/25/31(1)(6)	1,505	1,502
Reach ABS Trust
2024-2A, B 144A 5.840%, 7/15/31(1)	1,000	1,005
2025-2A, B 144A 5.120%, 8/18/32(1)	1,315	1,311
Scalelogix ABS U.S. Issuer LLC 2025-1A, A2 144A 5.673%, 7/25/55(1)	1,350	1,315
Sierra Timeshare Receivables Funding LLC 2023-2A, B 144A 6.280%, 4/20/40(1)	77	79
Sotheby’s Artfi Master Trust 2026-1A, A1 144A 4.800%, 6/20/33(1)	1,500	1,491
Switch ABS Issuer LLC 2024-2A, A2 144A 5.436%, 6/25/54(1)	1,260	1,246
Taco Bell Funding LLC 2025-1A, A2I 144A 4.821%, 8/25/55(1)	1,435	1,418
Towd Point Mortgage Trust 2025-CES4, A1A 144A 5.091%, 10/25/65(1)(6)	1,058	1,048
Trafigura Securitisation Finance plc 2024-1A, A2 144A 5.980%, 11/15/27(1)	1,205	1,208
TSC SPV Funding LLC 2024-1A, A2 144A 6.291%, 8/20/54(1)	1,354	1,354
UPX HIL Issuer Trust 2025-1, A 144A 5.160%, 1/25/47(1)	383	380
USQ Rail III LLC 2024-1A, A 144A 4.990%, 9/28/54(1)	916	900
VCAT LLC 2026-NPL3, A1 144A 5.567%, 5/25/56(1)(6)	898	898
VFI ABS LLC 2025-1A, C 144A 5.600%, 4/24/31(1)	1,075	1,070
Zaxby’s Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(1)	2,091	1,993
		42,249

Total Asset-Backed Securities (Identified Cost $61,259)		61,217

Corporate Bonds and Notes—33.5%
Communication Services—1.3%
CCO Holdings LLC
144A 6.375%, 9/1/29(1)	23	23
144A 4.750%, 3/1/30(1)	670	635
Charter Communications Operating LLC 6.484%, 10/23/45	1,440	1,320
DIRECTV Financing LLC
144A 5.875%, 8/15/27(1)	45	45
See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Communication Services—continued
144A 9.250%, 6/1/32(1)	$75	$76
Gray Media, Inc. 144A 7.250%, 8/15/33(1)	465	458
Meta Platforms, Inc. 5.750%, 11/15/65	1,280	1,150
Omnicom Group, Inc. 5.375%, 6/15/33	790	791
PR RNO Property Owner 1 LLC 144A 6.500%, 5/1/31(1)	380	380
Sinclair Television Group, Inc. 144A 8.125%, 2/15/33(1)	605	621
Sprint Capital Corp. 8.750%, 3/15/32	635	748
Univision Communications, Inc. 144A 8.875%, 4/15/33(1)	810	797
Verizon Communications, Inc. 6.200%, 5/14/56	1,255	1,269
		8,313

Consumer Discretionary—1.3%
Aptiv Swiss Holdings Ltd. 6.875%, 12/15/54	100	102
Ashtead Capital, Inc.
144A 5.950%, 10/15/33(1)	475	490
144A 5.800%, 4/15/34(1)	530	540
Ashton Woods USA LLC 144A 4.625%, 4/1/30(1)	560	531
Dick’s Sporting Goods, Inc. 4.100%, 1/15/52	1,550	1,128
Ford Motor Co. 4.750%, 1/15/43	110	87
Ford Motor Credit Co. LLC
6.054%, 11/5/31	255	258
6.500%, 2/7/35	495	507
Meritage Homes Corp. 144A 3.875%, 4/15/29(1)	893	866
Newell Brands, Inc. 6.375%, 9/15/27	800	806
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(1)	250	248
PulteGroup, Inc. 4.900%, 3/1/36	1,515	1,477
Sodexo, Inc. 144A 5.800%, 8/15/35(1)	1,290	1,317
Taylor Morrison Communities, Inc. 144A 5.750%, 11/15/32(1)	40	41
		8,398

Consumer Staples—0.8%
Albertsons Cos., Inc.
144A 4.875%, 2/15/30(1)	650	629
144A 5.750%, 3/31/34(1)	90	86
Alimentation Couche-Tard, Inc. 144A 5.077%, 9/29/35(1)	1,495	1,476
BAT Capital Corp.
7.750%, 10/19/32	398	454
4.390%, 8/15/37	245	224
4.758%, 9/6/49	245	206
Coty, Inc. 144A 6.625%, 7/15/30(1)	490	490
	Par Value	Value

Consumer Staples—continued
Pilgrim’s Pride Corp. 6.250%, 7/1/33	$876	$914
Post Holdings, Inc. 144A 6.375%, 3/1/33(1)	375	372
Primo Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	530	532
		5,383

Energy—3.8%
APA Corp. 6.750%, 2/15/55	1,235	1,289
BP Capital Markets plc 4.875% (7)	1,290	1,275
Columbia Pipelines Operating Co. LLC 144A 5.439%, 2/15/35(1)	675	683
Diamondback Energy, Inc. 5.900%, 4/18/64	955	932
DT Midstream, Inc. 144A 4.375%, 6/15/31(1)	1,420	1,372
Enbridge, Inc. 8.500%, 1/15/84	759	868
Energy Transfer LP
Series G 7.125%(7)	215	222
Series H 6.500%(7)	230	230
Eni SpA 144A 6.000%, 5/18/56(1)	1,255	1,239
EOG Resources, Inc.
5.350%, 1/15/36	190	192
5.650%, 12/1/54	995	974
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(1)	1,240	1,146
Genesis Energy LP 8.875%, 4/15/30	515	539
Harbour Energy plc 144A 6.327%, 4/1/35(1)	1,260	1,284
HF Sinclair Corp. 6.250%, 1/15/35	1,135	1,179
KazMunayGas National Co. JSC 144A 5.750%, 4/19/47(1)	162	155
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(1)	695	724
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	400	447
7.500%, 11/15/40	215	250
Kinder Morgan, Inc. 5.850%, 6/1/35	490	512
Kodiak Gas Services LLC 144A 6.750%, 10/1/35(1)	355	364
Occidental Petroleum Corp.
6.200%, 3/15/40	610	633
6.050%, 10/1/54	815	828
Pertamina Persero PT 144A 6.450%, 5/30/44(1)	630	641
Petroleos Mexicanos
7.690%, 1/23/50	377	351
6.950%, 1/28/60	25	21
6.350%, 2/12/48	381	315
Reliance Industries Ltd. 144A 2.875%, 1/12/32(1)	530	477
Saudi Arabian Oil Co. 144A 5.250%, 7/17/34(1)	850	856
See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Energy—continued
Sempra Infrastructure Partners LP 144A 3.250%, 1/15/32(1)	$339	$300
South Bow Canadian Infrastructure Holdings Ltd. 7.500%, 3/1/55	610	652
Sunoco LP
144A 5.625%, 3/15/31(1)	385	382
144A 5.375%, 7/15/31(1)	50	49
144A 5.875%, 3/15/34(1)	245	242
144A 5.625%, 7/15/34(1)	80	78
TransCanada PipeLines Ltd. 6.375%, 10/17/56	100	101
Western Midstream Operating LP 5.250%, 2/1/50	1,585	1,375
Williams Cos., Inc. (The) 5.150%, 3/15/34	1,010	1,009
		24,186

Exploration & Production—0.0%
Petronas Capital Ltd. 144A 5.848%, 4/3/55(1)(2)	346	361
Financials—14.6%
AerCap Ireland Capital DAC
3.300%, 1/30/32	470	430
6.950%, 3/10/55	322	333
6.500%, 1/31/56	485	491
Allianz SE
144A 6.350%, 9/6/53(1)	600	626
144A 5.600%, 9/3/54(1)	380	381
Ally Financial, Inc. 8.000%, 11/1/31	1,295	1,442
American Express Co. 5.625%, 7/28/34	2,150	2,200
American National Group, Inc. 7.000%, 12/1/55	202	197
Ameriprise Financial, Inc. 5.350%, 6/15/36	972	968
Apollo Debt Solutions BDC
6.900%, 4/13/29	370	380
5.875%, 8/30/30	865	856
Apollo Global Management, Inc. 6.000%, 12/15/54	1,420	1,378
Ascent Resources Utica Holdings LLC 144A 6.625%, 7/15/33(1)	545	551
Ascot Group Ltd. 144A 4.250%, 12/15/30(1)	650	604
Atlas Warehouse Lending Co. LP 144A 5.250%, 1/15/33(1)	1,470	1,448
Australia & New Zealand Banking Group Ltd. 144A 5.816%, 6/18/36(1)	1,410	1,436
Aviation Capital Group LLC 144A 4.875%, 1/28/33(1)	500	486
Avilease Capital Ltd. 144A 5.500%, 6/30/31(1)	865	867
Banco de Credito del Peru S.A. 144A 6.450%, 7/30/35(1)	148	152
Banco de Credito e Inversiones S.A. 144A 7.500% (1)(7)	244	258
Banco Mercantil del Norte S.A.
144A 5.875%(1)(7)	179	178
144A 6.625%(1)(7)	171	162
	Par Value	Value

Financials—continued
Bank of America Corp.
2.687%, 4/22/32	$455	$412
2.972%, 2/4/33	1,270	1,146
5.518%, 10/25/35	2,260	2,270
Bank of New York Mellon Corp. (The) 5.834%, 10/25/33	200	210
Barclays plc
7.437%, 11/2/33	945	1,053
5.335%, 9/10/35	260	258
BBVA Mexico S.A. Institucion De Banca Multiple Grupo Financiero BBVA Mexico 144A 5.125%, 1/18/33(1)	291	285
BlackRock Funding, Inc. 5.250%, 3/14/54	1,005	947
Blackstone Private Credit Fund
5.950%, 7/16/29	750	750
5.250%, 4/1/30	190	185
Block, Inc.
6.500%, 5/15/32	280	286
144A 6.000%, 8/15/33(1)	170	171
Blue Owl Finance LLC 3.125%, 6/10/31	1,575	1,385
BPCE S.A.
144A 7.003%, 10/19/34(1)	820	893
144A 6.915%, 1/14/46(1)	565	588
Brookfield Asset Management Ltd. 5.795%, 4/24/35	1,060	1,081
Capital One Financial Corp.
2.359%, 7/29/32	752	653
6.377%, 6/8/34	810	857
Capital Power U.S. Holdings, Inc. 144A 6.189%, 6/1/35(1)	1,110	1,149
Charles Schwab Corp. (The)
6.136%, 8/24/34	740	786
Series H 4.000%(7)	1 (8)	525
Cipher Compute LLC 144A 7.125%, 11/15/30(1)	530	551
Citadel Finance LLC
144A 4.750%, 2/14/29(1)	830	817
144A 5.150%, 2/14/31(1)	415	405
Citigroup, Inc.
3.980%, 3/20/30	465	456
6.270%, 11/17/33	705	752
6.174%, 5/25/34	503	525
5.174%, 9/11/36	840	835
CompoSecure Holdings LLC 144A 5.625%, 2/1/33(1)	5	5
Corebridge Financial, Inc.
6.875%, 12/15/52	455	462
6.375%, 9/15/54	1,035	1,028
DBR Land Holdings LLC 144A 6.250%, 12/1/30(1)	340	345
Deutsche Bank AG 5.060%, 4/14/32	1,300	1,297
Drawbridge Special Opportunities Fund LP 144A 5.950%, 9/17/30(1)	1,125	1,078
EMD Finance LLC 144A 5.000%, 10/15/35(1)	1,485	1,459
F&G Annuities & Life, Inc. 6.500%, 6/4/29	935	955
Flutter Treasury DAC 144A 5.875%, 6/4/31(1)	1,360	1,355
See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Financials—continued
Global Atlantic Fin Co.
144A 7.950%, 6/15/33(1)	$606	$670
144A 6.750%, 3/15/54(1)	410	391
144A 7.950%, 10/15/54(1)	170	171
Global Payments, Inc. 5.550%, 11/15/35	1,175	1,139
Goldman Sachs Group, Inc. (The)
5.330%, 7/23/35	1,215	1,219
6.450%, 5/1/36	145	154
4.939%, 10/21/36	575	558
5.065%, 1/21/37	525	513
HA Sustainable Infrastructure Capital, Inc. 6.375%, 7/1/34	1,361	1,388
Huntington Bancshares, Inc.
5.709%, 2/2/35	485	496
6.141%, 11/18/39	615	628
Icon Investments Six DAC 6.000%, 5/8/34	1,290	1,325
Imperial Brands Finance plc 144A 5.875%, 7/1/34(1)	870	895
JH North America Holdings, Inc. 144A 6.125%, 7/31/32(1)	1,575	1,588
JPMorgan Chase & Co.
2.956%, 5/13/31	545	509
5.717%, 9/14/33	435	449
5.350%, 6/1/34	455	463
6.254%, 10/23/34	1,145	1,226
5.576%, 7/23/36	525	533
1.953%, 2/4/32	685	603
KeyCorp
4.789%, 6/1/33	515	505
6.401%, 3/6/35	245	261
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	455	452
Lseg U.S. Fin Corp. 144A 5.250%, 3/23/36(1)	810	806
Meridian Arc Holdco LLC 144A 6.250%, 4/30/31(1)	210	210
Mizuho Financial Group, Inc. 2.564%, 9/13/31	1,320	1,167
Morgan Stanley
5.250%, 4/21/34	1,285	1,293
5.424%, 7/21/34	1,760	1,787
5.948%, 1/19/38	378	389
National Australia Bank Ltd. 144A 5.625%, 6/4/37(1)	1,245	1,243
NatWest Group plc 6.475%, 6/1/34	1,005	1,042
NextEra Energy Capital Holdings, Inc. 6.500%, 8/15/55	1,425	1,463
Nippon Life Insurance Co.
144A 6.250%, 9/13/53(1)	815	844
144A 6.500%, 4/30/55(1)	380	398
Nissan Motor Acceptance Co. LLC 144A 5.625%, 9/29/28(1)	635	634
Northern Trust Corp.
3.375%, 5/8/32	1,145	1,131
5.117%, 11/19/40	650	636
OAK-Eagle Acquireco, Inc. 144A 7.250%, 7/1/33(1)	115	120
Omnis Funding Trust 144A 6.722%, 5/15/55(1)	1,230	1,281
	Par Value	Value

Financials—continued
OneMain Finance Corp. 6.750%, 3/15/32	$590	$591
PNC Financial Services Group, Inc. (The)
5.575%, 1/29/36	800	820
5.423%, 1/25/41	335	329
Prudential Financial, Inc.
5.125%, 3/1/52	247	242
6.750%, 3/1/53	185	195
6.500%, 3/15/54	470	487
Rivers Enterprise Borrower LLC 144A 6.250%, 10/15/30(1)	140	142
Rocket Cos., Inc. 144A 6.375%, 8/1/33(1)	515	524
Societe Generale S.A. 144A 6.066%, 1/19/35(1)	995	1,031
South Bow USA Infrastructure Holdings LLC
5.584%, 10/1/34	610	608
6.176%, 10/1/54	435	416
State Street Corp.
6.123%, 11/21/34	1,045	1,101
Series I 6.700%(7)	— (8)	414
Stellantis Finance U.S., Inc. 144A 6.450%, 3/18/35(1)	1,130	1,111
Sumitomo Life Insurance Co. 144A 5.875%, 9/10/55(1)	1,140	1,134
SV RNO Property Owner 1 LLC 144A 5.875%, 3/1/31(1)	505	498
Toronto-Dominion Bank (The) 8.125%, 10/31/82	845	874
Truist Financial Corp.
5.122%, 1/26/34	654	653
5.867%, 6/8/34	580	603
U.S. Bancorp
4.967%, 7/22/33	510	505
5.424%, 2/12/36	1,135	1,155
UBS Group AG
144A 7.000%(1)(7)	875	885
144A 4.988%, 8/5/33(1)	820	815
Wells Fargo & Co.
6.125%(7)	1 (8)	956
5.389%, 4/24/34	480	487
6.491%, 10/23/34	1,670	1,803
		92,998

Health Care—2.9%
180 Medical, Inc. 144A 5.300%, 10/8/35(1)	1,450	1,421
Abbott Laboratories 5.500%, 3/15/56	596	584
Acadia Healthcare Co., Inc. 144A 5.500%, 7/1/28(1)	30	30
Amgen, Inc. 5.650%, 3/2/53	1,478	1,439
Amneal Pharmaceuticals LLC 144A 6.875%, 8/1/32(1)	395	410
Augusta SpinCo Corp. 5.245%, 3/23/36	285	285
Baxter International, Inc. 3.132%, 12/1/51	2,635	1,576
Centene Corp. 3.375%, 2/15/30	890	829
See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Health Care—continued
CVS Health Corp.
5.625%, 2/21/53	$835	$789
6.750%, 12/10/54	682	711
Dentsply Sirona, Inc. 3.250%, 6/1/30	1,535	1,420
GENMAB A/S 144A 6.250%, 12/15/32(1)	55	56
HCA, Inc.
5.500%, 6/1/33	250	255
5.600%, 4/1/34	205	209
5.450%, 9/15/34	345	349
5.250%, 6/15/49	170	153
6.000%, 4/1/54	268	265
IQVIA, Inc.
5.700%, 5/15/28	479	487
6.250%, 2/1/29	730	754
144A 6.250%, 6/1/32(1)	545	554
Medline Borrower LP
144A 3.875%, 4/1/29(1)	945	918
144A 5.000%, 6/15/31(1)	625	622
Royalty Pharma plc
5.400%, 9/2/34	1,450	1,463
3.350%, 9/2/51	350	234
Smith & Nephew plc 5.400%, 3/20/34	1,275	1,285
Tenet Healthcare Corp. 144A 5.500%, 11/15/32(1)	360	358
Universal Health Services, Inc.
2.650%, 1/15/32	945	825
5.050%, 10/15/34	560	536
Viatris, Inc. 144A 2.300%, 6/22/27(1)	2	2
		18,819

Industrials—2.8%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(1)	583	583
Aviation Capital Group LLC
144A 5.125%, 4/10/30(1)	485	486
144A 6.375%, 7/15/30(1)	325	341
Baker Hughes Holdings LLC 5.850%, 6/15/56	1,565	1,546
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(1)	1,065	973
Builders FirstSource, Inc. 144A 6.375%, 3/1/34(1)	475	480
Carpenter Technology Corp. 144A 5.625%, 3/1/34(1)	30	30
Clarios Global LP 144A 6.750%, 2/15/30(1)	30	31
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	1,250	1,125
Delta Air Lines Pass-Through Trust 2015-1, AA 3.625%, 1/30/29	334	330
Esab Corp. 144A 5.625%, 4/1/31(1)	95	95
Fedex Freight Holding Co., Inc. 144A 5.250%, 3/15/36(1)	1,490	1,451
Flowserve Corp. 3.500%, 10/1/30	1,215	1,146
	Par Value	Value

Industrials—continued
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(1)	$215	$225
Granite Construction, Inc. 144A 6.375%, 6/15/34(1)	10	10
Herc Holdings, Inc.
144A 7.250%, 6/15/33(1)	225	235
144A 6.000%, 3/15/34(1)	55	55
Hilton Domestic Operating Co., Inc. 144A 5.750%, 9/15/33(1)	560	562
Icahn Enterprises LP 5.250%, 5/15/27	200	198
L3Harris Technologies, Inc. 5.400%, 7/31/33	1,030	1,053
Neptune Bidco U.S., Inc. 144A 9.290%, 4/15/29(1)	970	989
Quikrete Holdings, Inc. 144A 6.375%, 3/1/32(1)	120	122
Rio Grande LNG LLC 144A 6.150%, 6/30/41(1)	1,265	1,265
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	285	283
Stanley Black & Decker, Inc. 6.707%, 3/15/60	830	826
TransDigm, Inc.
144A 6.875%, 12/15/30(1)	275	283
144A 6.625%, 3/1/32(1)	160	164
United Airlines Holdings, Inc.
4.875%, 3/1/29	485	479
5.375%, 3/1/31	50	50
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	640	664
United Airlines Pass-Through-Trust 2024-1, AA 5.450%, 8/15/38	564	573
Veralto Corp. 5.450%, 9/18/33	1,110	1,138
WESCO Distribution, Inc. 144A 5.500%, 4/15/34(1)	340	336
		18,127

Information Technology—2.2%
Booz Allen Hamilton, Inc. 5.950%, 8/4/33	555	557
Broadcom, Inc.
5.150%, 11/15/31	535	544
144A 3.137%, 11/15/35(1)	720	612
Broadridge Financial Solutions, Inc. 5.750%, 5/15/36	690	690
Cloud Software Group, Inc. 144A 9.000%, 9/30/29(1)	1,010	980
Flex Ltd. 5.375%, 11/13/35	1,480	1,462
Foundry JV Holdco LLC 144A 5.875%, 1/25/34(1)	995	1,011
Gartner, Inc. 144A 3.750%, 10/1/30(1)	1,590	1,452
HUT 8 DC LLC 144A 6.192%, 11/15/42(1)	740	750
Marvell Technology, Inc. 5.300%, 4/15/36	1,035	1,030
Oracle Corp.
6.900%, 11/9/52	890	853
See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Information Technology—continued
5.550%, 2/6/53	$380	$306
3.850%, 4/1/60	60	35
QTS Fayetteville I Dc1-2 LLC 144A 5.700%, 4/15/36(1)	1,250	1,189
Roper Technologies, Inc. 5.100%, 9/15/35	1,075	1,044
VSP Optical Group, Inc. 144A 5.650%, 6/1/36(1)	1,260	1,266
		13,781

Materials—1.2%
Bayport Polymers LLC 144A 5.140%, 4/14/32(1)	855	842
Berry Global, Inc. 5.650%, 1/15/34	1,350	1,382
Corp. Nacional del Cobre de Chile 144A 5.950%, 1/8/34(1)	776	800
Eagle Materials, Inc. 5.000%, 3/15/36	1,110	1,074
Glencore Funding LLC
144A 2.850%, 4/27/31(1)	225	205
144A 5.634%, 4/4/34(1)	1,085	1,113
INEOS Finance plc 144A 7.500%, 4/15/29(1)	620	603
Smurfit Kappa Treasury ULC 5.777%, 4/3/54	1,270	1,266
Solstice Advanced Materials, Inc. 144A 5.625%, 9/30/33(1)	40	40
Windsor Holdings III LLC 144A 8.500%, 6/15/30(1)	180	187
		7,512

Real Estate—0.3%
Essential Properties LP 5.375%, 7/15/36	295	291
Forestar Group, Inc. 144A 6.500%, 3/15/33(1)	625	635
Iron Mountain, Inc. 144A 6.250%, 1/15/33(1)	590	596
Millrose Properties, Inc. 144A 6.250%, 9/15/32(1)	490	494
		2,016

Utilities—2.3%
AES Corp. (The) 7.600%, 1/15/55	335	343
Black Hills Corp. 6.150%, 5/15/34	925	972
Brooklyn Union Gas Co. (The) 144A 4.866%, 8/5/32(1)	355	348
Chpe LLC 144A 5.350%, 6/30/36(1)	1,250	1,246
CMS Energy Corp. 4.750%, 6/1/50	1,190	1,166
Constellation Energy Generation LLC 5.875%, 1/15/66	1,170	1,143
Dominion Energy, Inc.
6.200%, 2/15/56	560	562
Series B 7.000%, 6/1/54	380	402
	Par Value	Value

Utilities—continued
Electricite de France S.A.
144A 6.250%, 5/23/33(1)	$200	$214
144A 6.900%, 5/23/53(1)	1,155	1,251
ENEL Finance International N.V.
144A 7.500%, 10/14/32(1)	400	448
144A 5.500%, 6/26/34(1)	535	542
Entergy Corp. 7.125%, 12/1/54	715	739
Entergy Texas, Inc. 5.800%, 9/1/53	455	453
Ferrellgas LP 144A 5.875%, 4/1/29(1)	815	793
New York State Electric & Gas Corp. 144A 5.850%, 8/15/33(1)	540	564
NGL Energy Operating LLC
144A 8.125%, 2/15/29(1)	80	83
144A 8.375%, 2/15/32(1)	125	130
NRG Energy, Inc. 144A 7.000%, 3/15/33(1)	645	700
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 144A 5.450%, 5/21/28(1)	146	147
Puget Energy, Inc.
2.379%, 6/15/28	204	195
4.224%, 3/15/32	973	934
Vistra Corp. 144A 8.000% (1)(7)	— (8)	164
Vistra Operations Co. LLC 144A 5.700%, 12/30/34(1)	880	889
		14,428

Total Corporate Bonds and Notes (Identified Cost $213,532)		214,322

Leveraged Loans—4.3%
Aerospace—0.3%
AAdvantage Loyality IP Ltd. (3 month Term SOFR + 2.250%) 6.522%, 4/20/28(6)	332	331
As Mileage Plan Ip Ltd. 2026 (3 month Term SOFR + 2.000%) 2.000%, 5/12/33(6)	525	523
Dynasty Acquisition Co., Inc.
Tranche B-1 (1 month Term SOFR + 2.000%) 6.327%, 10/31/31(6)	285	285
Tranche B-2 (1 month Term SOFR + 2.000%) 6.327%, 10/31/31(6)	108	109
TransDigm, Inc.
Tranche J (3 month Term SOFR + 2.500%) 6.796%, 2/28/31(6)	311	311
Tranche K (1 month Term SOFR + 2.250%) 5.955%, 3/22/30(6)	159	159
		1,718

Chemicals—0.0%
Ineos Finance plc 2030 (1 month Term SOFR + 3.250%) 7.577%, 2/19/30(6)	192	177
See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Consumer Durables—0.1%
Cimpress plc 2026, Tranche B-1 (1 month Term SOFR + 2.500%) 6.144%, 6/3/33(6)	$50	$50
Resideo Funding, Inc. (3 month Term SOFR + 2.000%) 5.671%, 8/13/32(6)	327	327
		377

Consumer Non-Durables—0.0%
Energizer Holdings, Inc. 2025, Tranche B (1 month Term SOFR + 2.000%) 6.321%, 3/13/32(6)	177	176
Energy—0.3%
Blackfin Pipeline LLC (1 month Term SOFR + 3.000%) 6.674%, 9/29/32(6)	522	524
CQP Holdco LP Tranche B (3 month Term SOFR + 1.750%) 5.419%, 12/31/32(6)	420	417
GIP Pilot Acquisition Partners LP (3 month Term SOFR + 2.000%) 5.641%, 5/19/33(6)	495	494
Whitewater DBR Holdco LLC Tranche C (3 month Term SOFR + 2.250%) 6.562%, 3/3/31(6)	123	123
Whitewater Matterhorn Holdings LLC Tranche B (3 month Term SOFR + 1.750%) 5.500%, 6/16/32(6)	550	546
		2,104

Financials—0.2%
Citadel Securities LP 2026 (3 month Term SOFR + 2.000%) 5.661%, 6/10/33(6)	486	485
Hudson River Trading LLC Tranche B-2 (1 month Term SOFR + 2.500%) 6.139%, 3/18/30(6)	384	381
Truist Insurance Holdings LLC 2024, Tranche B (3 month Term SOFR + 2.750%) 7.046%, 5/6/31(6)	535	522
		1,388

Food / Tobacco—0.3%
Del Monte Foods, Inc.
(1 month Term SOFR + 9.600%) 0.000%, 6/1/27(6)(9)	33	4
(3 month Term SOFR + 4.350%) 8.724%, 8/2/28(10)(11)	63	2
(3 month Term SOFR + 4.850%) 9.210%, 8/2/28(10)(11)	145	1
(3 month Term SOFR + 8.100%) 12.474%, 8/2/28(10)(11)	27	13
Froneri International Ltd. Tranche B-4 (6 month Term SOFR + 2.250%) 6.237%, 9/30/31(6)	548	544
Pegasus Bidco B.V. (1 month Term SOFR + 2.500%) 2.500%, 7/12/32(6)	265	265
Red SPV LLC (1 month Term SOFR + 2.250%) 6.562%, 3/15/32(6)	460	460
	Par Value	Value

Food / Tobacco—continued
Sazerac Co., Inc. Tranche B-2 (1 month Term SOFR + 2.000%) 5.630%, 7/9/32(6)	$254	$253
Triton Water Holdings, Inc. 2026 (3 month Term SOFR + 2.750%) 6.440%, 3/31/31(6)	479	481
		2,023

Gaming / Leisure—0.5%
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 2.250%) 6.577%, 2/6/30(6)	339	327
Flutter Entertainment plc
2024, Tranche B (3 month Term SOFR + 1.750%) 6.046%, 11/30/30(6)	268	265
Tranche B (3 month Term SOFR + 2.000%) 6.296%, 6/4/32(6)	232	231
Life Time, Inc. 2025, Tranche B, First Lien (1 month Term SOFR + 2.000%) 5.675%, 11/5/31(6)	350	350
Light & Wonder International, Inc. Tranche B-3 (1 month Term SOFR + 2.000%) 5.671%, 4/16/29(6)	319	319
Live Nation Entertainment, Inc. Tranche B (1 month Term SOFR + 2.000%) 5.673%, 10/21/32(6)	428	427
Oak-Eagle Acquireco, Inc. Tranche B 0.000%, 3/24/33(6)(12)	540	541
Playtika Holding Corp. Tranche B-1 (1 month Term SOFR + 2.864%) 6.538%, 3/13/28(6)	564	547
TKO Worldwide Holdings LLC Tranche B-7 (3 month Term SOFR + 1.750%) 5.412%, 11/21/31(6)	463	461
		3,468

Health Care—0.4%
DaVita, Inc. 2025, Tranche B-2 (1 month Term SOFR + 1.750%) 5.525%, 5/9/31(6)	205	204
Genmab A/S Tranche B-1 (3 month Term SOFR + 2.000%) 5.732%, 12/13/32(6)	95	95
Grifols International Services Designated Activity Co. Tranche B, First Lien (6 month Term SOFR + 2.500%) 6.187%, 4/14/33(6)	579	580
Hologic, Inc. Tranche B (3 month Term SOFR + 2.250%) 5.995%, 4/7/33(6)	395	386
Mckesson Medical-Surgical Top Holdings, Inc. Tranche B (3 month Term SOFR + 2.250%) 5.982%, 6/9/32(6)	100	100
Medline Borrower LP 2030 (1 month Term SOFR + 1.500%) 5.150%, 5/16/33(6)	462	459
Phoenix Guarantor, Inc. Tranche B-6 (1 month Term SOFR + 2.000%) 5.640%, 2/21/31(6)	302	301
See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Health Care—continued
Select Medical Corp. Tranche B-2 (1 month Term SOFR + 2.000%) 6.327%, 12/3/31(6)	$374	$374
		2,499

Housing—0.2%
Construction Partners, Inc. (1 month Term SOFR + 2.000%) 5.637%, 11/3/31(6)	478	477
Frontdoor, Inc. 2024, Tranche B (1 month Term SOFR + 2.250%) 6.577%, 12/17/31(6)	241	241
Quikrete Holdings, Inc. Tranche B-1 (1 month Term SOFR + 2.250%) 6.577%, 4/14/31(6)	338	337
Qxo Building Products, Inc. Tranche B 0.000%, 7/1/33(6)(12)	125	125
		1,180

Information Technology—0.3%
Belden, Inc. 2.250%, 7/1/33(6)(12)	100	100
CACI International, Inc. Tranche B-2 (1 month Term SOFR + 1.750%) 5.420%, 2/25/33(6)	160	159
Composecure Holdings LLC (1 month Term SOFR + 2.250%) 5.928%, 1/14/33(6)	125	124
Coreweave Compute Acquisition Co. IV LLC (1 month Term SOFR + 4.500%) 8.120%, 11/6/31(6)	330	337
Esco Technologies, Inc. Tranche B, First Lien 0.000%, 5/27/33(6)(12)	95	95
Shift4 Payments LLC (3 month Term SOFR + 2.000%) 0.000%, 7/3/32(6)(12)	465	463
SS&C Technologies Holdings, Inc. Tranche B-8 (1 month Term SOFR + 2.000%) 5.671%, 5/9/31(6)	571	569
UKG, Inc. Tranche B (3 month Term SOFR + 2.250%) 6.172%, 2/10/31(6)	366	344
		2,191

Manufacturing—0.1%
Gates Corp. Tranche B-5 (1 month Term SOFR + 1.750%) 6.077%, 6/4/31(6)	462	461
MV Holding GmbH Tranche B (1 month Term SOFR + 2.000%) 6.577%, 3/17/32(6)	376	376
		837

Media / Telecom - Broadcasting—0.3%
Discovery Global Holdings, Inc. (1 month Term SOFR + 2.500%) 6.144%, 6/3/33(6)	167	167
EOC Borrower LLC Tranche B (1 month Term SOFR + 2.750%) 7.327%, 3/24/32(6)	193	193
	Par Value	Value

Media / Telecom - Broadcasting—continued
Nexstar Media, Inc. Tranche B-5 (1 month Term SOFR + 2.500%) 6.171%, 6/28/32(6)	$762	$754
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.614%) 7.941%, 1/31/29(6)	509	505
		1,619

Media / Telecom - Cable/Wireless Video—0.2%
Charter Communications Operating LLC Tranche B-5 (3 month Term SOFR + 2.250%) 6.548%, 12/15/31(6)	462	455
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 7.577%, 9/18/30(6)	392	350
DIRECTV Financing LLC 2024, Tranche B (3 month Term SOFR + 5.512%) 9.791%, 8/2/29(6)	243	244
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 7.557%, 11/12/27(6)	559	423
		1,472

Media / Telecom - Diversified Media—0.1%
Formula One Management Ltd. Tranche B-1 (3 month Term SOFR + 1.750%) 6.296%, 9/30/31(6)	405	405
Retail—0.1%
Chewy, Inc. (3 month Term SOFR + 1.750%) 1.750%, 6/16/33(6)	60	60
Harbor Freight Tools USA, Inc. (1 month Term SOFR + 2.250%) 6.577%, 6/11/31(6)	155	154
Skechers USA, Inc. Tranche B-1 (3 month Term SOFR + 2.750%) 2.750%, 9/13/32(6)	140	140
		354

Service—0.3%
Adi Global Distribution Funding LLC Tranche B 0.000%, 6/17/33(6)(12)	55	55
AlixPartners LLP 2025 (1 month Term SOFR + 2.000%) 5.674%, 8/12/32(6)	284	282
BrightView Landscapes LLC (1 month Term SOFR + 2.000%) 5.636%, 6/17/33(6)	390	388
Iron Mountain Information Management LLC Tranche B (1 month Term SOFR + 2.000%) 6.327%, 1/31/31(6)	433	432
NAB Holdings LLC 2025 (3 month Term SOFR + 2.500%) 6.796%, 11/24/28(6)	446	414
See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Service—continued
Prime Security Services Borrower LLC Tranche B-1 (1 month Term SOFR + 2.000%) 6.320%, 10/13/30(6)	$335	$333
		1,904

Transportation - Automotive—0.2%
American Axle & Manufacturing, Inc. Tranche C (3 month Term SOFR + 3.250%) 6.912%, 2/3/33(6)	281	281
Belron Finance 2019 LLC (3 month Term SOFR + 2.000%) 5.657%, 10/16/31(6)	333	332
CLARIOS GLOBAL LP 2.500%, 1/28/32(6)	403	403
		1,016

Utilities—0.4%
Alpha Generation LLC (1 month Term SOFR + 1.750%) 5.410%, 6/10/33(6)	820	809
Astoria Energy LLC Tranche B (1-3 month Term SOFR + 2.750%) 5.924%, 6/23/32(6)	266	266
Hunterstown Generation LLC (3 month Term SOFR + 2.750%) 6.371%, 11/6/31(6)	492	491
Indeck Niles LLC Tranche B (3 month Term SOFR + 2.750%) 6.419%, 3/9/33(6)	191	191
Pathfinder Power LLC Tranche B 0.000%, 6/22/33(6)(12)	45	45
Talen Energy Supply LLC 2025, Tranche B (1 month Term SOFR + 2.000%) 5.673%, 11/25/32(6)	164	163
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.000%) 5.673%, 1/27/31(6)	524	523
		2,488

Total Leveraged Loans (Identified Cost $27,913)		27,396

	Shares
Affiliated Exchange-Traded Fund—1.0%
Financials—1.0%
Virtus Newfleet Securitized Income ETF(13)(14)	259,046	6,261
Total Affiliated Exchange-Traded Fund (Identified Cost $6,321)		6,261

Total Long-Term Investments—94.5% (Identified Cost $613,137)		603,763

	Shares	Value

Short-Term Investment—3.5%
Money Market Mutual Fund—3.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.538%)(14)	22,153,339	$22,153
Total Short-Term Investment (Identified Cost $22,153)		22,153

TOTAL INVESTMENTS—98.0% (Identified Cost $635,290)		$625,916
Other assets and liabilities, net—2.0%		12,890
NET ASSETS—100.0%		$638,806

Abbreviations:
ABS	Asset-Backed Securities
BDC	Business Development Companies
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
JSC	Joint Stock Company
LLC	Limited Liability Company
LLP	Limited Liability Partnership
LP	Limited Partnership
plc	Public Limited Company
SOFR	Secured Overnight Financing Rate
ULC	Unlimited Liability Company

Footnote Legend:
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, these securities amounted to a value of $234,627 or 36.7% of net assets.

(2)	All or a portion of security is on loan.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Represents step coupon bond. Rate shown reflects the rate in effect as of June 30, 2026.
(5)	Amount is less than $500 (not in thousands).
(6)
Variable rate security. Rate disclosed is as of June 30, 2026. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(7)	No contractual maturity date.
(8)	Value shown as par value.
(9)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(10)	Security in default; no interest payments are being received.
(11)	Security in default; interest payments are being received.
(12)	This loan will settle after June 30, 2026, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(13)	Affiliated investment.
(14)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)

Country Weightings†
United States	90%
United Kingdom	2
Ireland	1
Canada	1
France	1
Japan	1
Australia	1
Other	3
Total	100%
† % of total investments as of June 30, 2026.
See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)

Exchange-traded futures contracts as of June 30, 2026 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized (Depreciation)
30 Year U.S. Treasury Bond Future	September 2026	129	$14,642	$209	$—
U.S. Treasury Ultra Bond Future	September 2026	(18)	(2,091)	—	(39)
Total				$209	$(39)

Centrally cleared credit default swaps - buy protection(1) outstanding as of June 30, 2026 were as follows:
Reference Entity	Payment Frequency	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
CDX.EM.CDSI.S45	Quarterly	1.000%	06/20/31	$6,350	$111	$165	$—	$(55)
CDX.HY.CDSI.S46	Quarterly	5.000%	06/20/31	5,693	(467)	(433)	—	(34)
Total					$(356)	$(268)	$—	$(89)

Footnote Legend:
(1)
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index; or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The following table summarizes the value of the Fund’s investments as of June 30, 2026, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$93,676	$—	$93,676	$—
Foreign Government Securities	17,906	—	17,906	—
Mortgage-Backed Securities	182,985	—	182,985	—
Asset-Backed Securities	61,217	—	61,217	—
Corporate Bonds and Notes	214,322	—	214,322	—
Leveraged Loans	27,396	—	27,392	4
Affiliated Exchange-Traded Fund	6,261	6,261	—	—
Money Market Mutual Fund	22,153	22,153	—	—
Other Financial Instruments:
Futures Contracts	209	209	—	—
Total Assets	626,125	28,623	597,498	4
Liabilities:
Other Financial Instruments:
Centrally Cleared Credit Default Swaps	(356)	—	(356)	—
Futures Contracts	(39)	(39)	—	—
Total Liabilities	(395)	(39)	(356)	—
Total Investments	$625,730	$28,584	$597,142	$4
There were no transfers into or out of Level 3 related to securities held at June 30, 2026.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2026.
See Notes to Schedule of Investments

VIRTUS NEWFLEET CORE PLUS BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.